Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

Note 19. Selected Quarterly Financial Data (Unaudited)

(Dollars in thousands, except per share amounts):

	Three Months Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Revenues (a)	$81,297	$80,544	$77,805	$78,127
Expenses (a)	(42,138)	(39,491)	(41,173)	(47,277)
Net income	11,448	18,353	4,183	7,466
Less: Net income attributable to noncontrolling interests	(3,773)	(9,825)	(4,187)	(7,791)
Less: Net (income) loss attributable to redeemable
noncontrolling interests	(355)	(551)	(385)	3,483
Net income (loss) attributable to CPA®:16 – Global stockholders	7,320	7,977	(389)	3,158
Earnings per share attributable to
CPA®:16 – Global stockholders	0.03	0.04	-	0.02

Distributions declared per share	0.1670	0.1672	0.1674	0.1676

	Three Months Ended
	March 31, 2011 (b)	June 30, 2011	September 30, 2011	December 31, 2011
Revenues (a)	$58,231	$78,655	$83,337	$84,705
Expenses (a)	(32,346)	(82,420)	(42,712)	(50,771)
Net income (loss)	7,783	(18,324)	25,720	6,114
Less: Net income attributable to noncontrolling interests	(1,960)	(1,391)	(2,447)	(4,093)
Less: Net income attributable to redeemable
noncontrolling interests	(421)	(456)	(510)	(515)
Net income (loss) attributable to CPA®:16 – Global stockholders	5,402	(20,171)	22,763	1,506
Earnings (loss) per share attributable to
CPA®:16 – Global stockholders	0.04	(0.12)	0.11	0.02

Distributions declared per share	0.1656	0.1656	0.1662	0.1668

__________

  Certain amounts from previous quarters have been retrospectively adjusted as discontinued operations (Note 17).
  The results of operations for the first quarter of 2011 do not reflect the impact of the Merger.